ORGANIZATION (JGWPT Holdings Inc.)	9 Months Ended
Sep. 30, 2013
Background and Basis of Presentation
ORGANIZATION

1. ORGANIZATION

JGWPT Holdings Inc., formerly known as Wentworth Financial Holdings Inc. (the “Corporation”), was incorporated as a Delaware corporation on June 21, 2013.   The Corporation was formed for the purpose of completing a public offering and related transactions in order to carry on the business of JGWPT Holdings, LLC, a Delaware limited liability company, as a publicly-traded company. Wentworth Financial Holdings Inc. changed its name to JGWPT Holdings Inc. on October 3, 2013.